PROPERTY AND EQUIPMENT, NET (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	¥ 350,685	$ 50,373	¥ 299,351
Less: accumulated depreciation	213,345	30,645	170,939
Property and equipment, net	137,340	19,728	128,412
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	60,737	8,724	50,278
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	11,738	1,686	10,649
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,168	168	1,168
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	¥ 277,042	$ 39,795	¥ 237,256